Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net loss	$ (28,267)	$ (33,250)
Items not affecting cash:
Stock-based compensation	4,731	11,566
Depreciation	1,364	939
Foreign exchange (gain)/loss	(3,828)	3,759
Share of loss in Joint Venture	347	4,850
Inventories write down	326	774
Gain on increase of interest in Joint Venture (Note 5)	(6,104)
Impairment of Organoclay property, plant and equipment	11,580
Other expenses	987	291
Changes in non-cash working capital items:
Increase in receivables, prepaids and deposits	(264)	(596)
Decrease/(increase) in inventories	443	(2,092)
Increase in accounts payable and accrued liabilities	141	845
Net cash used in operating activities	(18,544)	(12,914)
INVESTING ACTIVITIES
Loans to Joint Venture (Note 5)	(24,000)	(11,000)
Repayment of loans and investment in Joint Venture (Note 5)	25,000
Contribution to Joint Venture (Note 5)	(11,337)	(13,700)
Additions to exploration and evaluation assets	(1,416)	(626)
Release of restricted cash	1,666	834
Additions to property, plant and equipment	(586)	(1,059)
Net cash used in investing activities	(10,673)	(25,551)
FINANCING ACTIVITIES
Proceeds from stock option exercises	9	812
Proceeds from warrant exercises		5,540
Drawdowns from the credit facility (Note 8)	17,500
Debt financing costs paid	(1,550)
Net proceeds from equity financing (Note 9)		79,244
Finance lease repayments	(52)	(46)
Repayment of long-term borrowings	(129)	(125)
Net cash provided by financing activities	15,778	85,425
EFFECT OF FOREIGN EXCHANGE ON CASH	(351)	378
CHANGE IN CASH AND CASH EQUIVALENTS	(13,790)	47,338
CASH AND CASH EQUIVALENTS - BEGINNING OF THE YEAR	55,394	8,056
CASH AND CASH EQUIVALENTS - END OF THE YEAR	$ 41,604	$ 55,394